Offerings	Jun. 12, 2026
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock, par value $.01 per share
Fee Rate	0.01381%
Offering Note	An indeterminate aggregate initial offering price or number of the securities of each identified class is being registered as may from time to time be offered at indeterminate prices and as may be issued upon redemption, exercise, conversion, exchange or settlement of any securities registered hereunder, including under any applicable antidilution provisions. In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, the registrant is deferring payment of the registration fee, which will be paid subsequently on a pay-as-you-go basis. The registrant will calculate the registration fee applicable to an offer of securities pursuant to this registration statement based on the fee payment rate in effect on the date of such fee payment.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Preferred Stock, par value $.01 per share
Fee Rate	0.01381%
Offering Note	See offering note 1.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Fee Rate	0.01381%
Offering Note	See offering note 1.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Warrants
Fee Rate	0.01381%
Offering Note	See offering note 1.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Subscription Rights
Fee Rate	0.01381%
Offering Note	See offering note 1.
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Units
Fee Rate	0.01381%
Offering Note	See offering note 1.